Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 3,703,548	$ 6,736,654	$ 7,588,901
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	6,240,505	(16,938,482)	(1,379,518)
Income tax effect	(2,080,129)	6,318,053	514,561
Net unrealized gains (losses)	4,160,376	(10,620,429)	(864,957)
Unrealized losses on securities transferred from available-for-sale to held-to-maturity	0	0	0
Amortization of net unrealized losses transferred during the period		11,305,439	4,210,897
Income tax effect		(4,216,929)	(1,570,664)
Net unrealized (losses) gains, securities held-to-maturity		7,088,510	2,640,233
Reclassification adjustment for gains included in net income	(104,708)	(112,881)	(17,503)
Income tax effect	26,125	42,105	6,528
Net gains included in net income	(78,583)	(70,776)	(10,975)
Total other comprehensive income (loss)	4,081,793	(3,602,695)	1,764,301
Comprehensive income	$ 7,785,341	$ 3,133,959	$ 9,353,202